BOND PAYABLE (Details) $ in Thousands				12 Months Ended
	Oct. 21, 2024 CNY (¥)	Sep. 21, 2023 CNY (¥)	Oct. 29, 2019 USD ($)	Dec. 31, 2020	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Oct. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Oct. 29, 2019 CNY (¥)
BOND PAYABLE
Structured note current | $					$ 50,989			$ 52,296
Short term bond
BOND PAYABLE
Debt maturity period			364 days	1 year
Principle amount			$ 102,009						¥ 720,000,000
Percentage of Company redeemed	50.00%	50.00%
Principal amount | ¥	¥ 360,000,000	¥ 360,000,000
Structured note current		¥ 360,000,000			$ 50,989	¥ 360,000,000	¥ 360,000,000
Long term bond
BOND PAYABLE
Debt maturity period				3 years
Annual interest rate			4.80%	4.25%					4.80%